Inventories (Details) - Schedule of inventories - Exploration and evaluation assets [member] - PEN (S/) S/ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Inventories (Details) - Schedule of inventories [Line Items]
Goods and finished products		S/ 12,877	S/ 22,133
Work in progress		114,246	166,999
Raw materials		157,107	167,159
Packages and packing		3,614	3,721
Fuel		2,896	3,159
Spare parts and supplies		179,354	168,241
Inventory in transit		10,220	4,845
Inventories, at fair value less costs to sell		480,314	536,257
Less - Provision for inventory obsolescence	[1]	(19,704)	(17,253)
Inventories		S/ 460,610	S/ 519,004

[1]	Movement in the provision for inventory obsolescence value is set forth below: